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[ING FUNDS LETTERHEAD]


April 28, 2006


VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  ING Senior Income Fund
     (File Nos. 333- 126224 and 811-10223)

Ladies and Gentlemen:

     Attached for filing, via the EDGAR system, on behalf of ING Senior Income Fund ("Fund"), is Post-Effective Amendment No. 1 ("Amendment") to the registration statement of the Fund under the Securities Act of 1933, as amended ("1933 Act") and Amendment No. 21 under the Investment Company Act of 1940, as amended ("1940 Act"). This Amendment is being filed pursuant to Rule 486(a) under the 1933 Act in connection with the Fund's Annual registration update and the cover page states that the Amendment will become effective June 30, 2006. Data for the Fund's financial highlights table is not yet available and will be provided in a registration statement filed pursuant to Rule 486(b) prior to the effective date of the Amendment.

     Should you have any questions, please feel free to contact Kim Palmer at 480-477-2674 or the undersigned at 480-477-2649

Very truly yours,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Counsel
ING U.S. Legal Services

Attachment

cc:     Jeffrey S. Puretz
        Dechert LLP